Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS
Cash and deposits in banks	$ 1,203,105,095	$ 778,796,544	$ 1,045,370,900
Repo transactions	615,582,382	192,852,624
Other financial assets	174,990,394	166,404,589
Loans and other financing	1,833,657,853	1,864,088,844
Other debt securities	139,245,136	1,866,140,944
Financial assets delivered as guarantee	107,662,222	95,353,885
Financial assets	4,074,243,082	4,963,637,430
Financial liabilities
Deposits	3,370,240,610	4,033,959,266
Repo transactions	23,601,328
Other financial liabilities	374,491,943	420,684,684
Financing received from the BCRA and other financial institutions	19,799,011	7,627,436
Issued corporate bonds	58,864,013	8,456,451
Subordinated corporate bonds	328,227,793	224,617,825
Financial liabilities	4,175,224,698	4,695,345,662
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	1,203,105,095	778,796,552
Repo transactions	615,582,382	192,852,627
Other financial assets	174,990,394	166,404,589
Other debt securities	92,032,365	1,593,543,746
Financial assets delivered as guarantee	107,662,222	95,353,886
Financial assets	2,193,372,458	2,826,951,400
Financial liabilities
Deposits	2,091,506,221	2,021,273,290
Repo transactions	23,601,328
Other financial liabilities	362,362,512	407,263,472
Financing received from the BCRA and other financial institutions	7,807,601	7,418,200
Financial liabilities	2,485,277,662	2,435,954,962
Level 2 [member]
FINANCIAL ASSETS
Other debt securities	55,565,564	257,439,650
Financial assets	55,565,564	257,439,650
Financial liabilities
Other financial liabilities	11,631,954	13,614,443
Financing received from the BCRA and other financial institutions	6,142,257	161,817
Issued corporate bonds	59,650,007	8,216,649
Subordinated corporate bonds	277,875,886	183,155,754
Financial liabilities	355,300,104	205,148,663
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	1,612,236,333	1,625,360,056
Other debt securities		299,898
Financial assets	1,612,236,333	1,625,659,954
Financial liabilities
Deposits	1,280,298,042	2,009,393,334
Financial liabilities	1,280,298,042	2,009,393,334
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	1,203,105,095	778,796,552
Repo transactions	615,582,382	192,852,627
Other financial assets	174,990,394	166,404,589
Loans and other financing	1,612,236,333	1,625,360,056
Other debt securities	147,597,929	1,851,283,294
Financial assets delivered as guarantee	107,662,222	95,353,886
Financial assets	3,861,174,355	4,710,051,004
Financial liabilities
Deposits	3,371,804,263	4,030,666,624
Repo transactions	23,601,328
Other financial liabilities	373,994,466	420,877,915
Financing received from the BCRA and other financial institutions	13,949,858	7,580,017
Issued corporate bonds	59,650,007	8,216,649
Subordinated corporate bonds	277,875,886	183,155,754
Financial liabilities	$ 4,120,875,808	$ 4,650,496,959